Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Schedule of Reverse Recapitalization	The number of shares of Common Stock issued immediately following the consummation of the Business Combination was:

Number of shares
Common Stock of ARYA outstanding prior to the Business Combination	19,186,500
Less redemption of ARYA shares	(465,363)
Common Stock of ARYA	18,721,137
Shares issued in PIPE Financing	20,000,000
Business Combination and PIPE Financing shares	38,721,137
Legacy Nautilus shares	85,324,118
Total shares of Common Stock immediately after the Business Combination	124,045,255